Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
2018 Convertible Notes [Member]
Schedule of Convertible Notes Payable
All of the 2018 Convertible Notes were converted to common stock in April 2020 as part of Series B redeemable convertible preferred stock financing. The 2018 Convertible Notes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
2018 Convertible notes, principal	$40,250	$—
Accrued interest	2,319	—
Less: unamortized debt issuance cost	(118)	—

2018 Convertible notes, net	$42,451	$—

2019 Convertible Notes [Member]
Schedule of Convertible Notes Payable
The 2019 Convertible Notes consisted of the following (in thousands):

	December 31, 2019	December 31, 2020
2019 Convertible notes, principal	$29,332	$—
Accrued interest	388	—
Less: unamortized debt discount	(55)	—

2019 Convertible notes, net	$29,665	$—